Mortgage Banking Derivatives - Summary of Net Gains (Losses) Relating to Free-Standing Derivative Instruments Used for Risk Management (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Forward Contracts [Member]
Derivative [Line Items]
Derivative instruments	$ (411)	$ 321
Interest Rate Contract [Member]
Derivative [Line Items]
Derivative instruments	$ 100	$ (427)